FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	47-0366193
Plan number	001
Participant Loans	$ 2,295,100
Asset held for investment	$ 228,266,885
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: FIAM Core Plus Commingled Pool Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	229,571
Current Value	$ 5,677,295
Investment, Identifier [Axis]: Great Gray EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	210,052
Current Value	$ 3,296,249
Investment, Identifier [Axis]: Harbor Capital Appreciation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	426,229
Current Value	$ 8,724,901
Investment, Identifier [Axis]: JP Morgan Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	74,478
Current Value	$ 2,376,588
Investment, Identifier [Axis]: John Hancock Disciplined Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	140,199
Current Value	$ 4,250,847
Investment, Identifier [Axis]: MFS New Discovery Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	74,702
Current Value	$ 1,260,976
Investment, Identifier [Axis]: Mass Mutual Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	130,030
Current Value	$ 2,098,684
Investment, Identifier [Axis]: Northern Trust Collective Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	6,323
Current Value	$ 654,311
Investment, Identifier [Axis]: Northern Trust Collective Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	15,103
Current Value	$ 2,047,125
Investment, Identifier [Axis]: Northern Trust Collective MSCI ACWI ex-US IMI Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	22,099
Current Value	$ 2,809,042
Investment, Identifier [Axis]: Northern Trust Collective S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	93,341
Current Value	$ 12,709,290
Investment, Identifier [Axis]: Principal Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	50,412
Current Value	$ 772,822
Investment, Identifier [Axis]: Putnam Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	3,568,855
Current Value	$ 3,468,670
Investment, Identifier [Axis]: T. Rowe Price 2005 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	3,684
Current Value	$ 87,012
Investment, Identifier [Axis]: T. Rowe Price 2010 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,464
Current Value	$ 37,057
Investment, Identifier [Axis]: T. Rowe Price 2015 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,349
Current Value	$ 65,183
Investment, Identifier [Axis]: T. Rowe Price 2020 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	26,802
Current Value	$ 811,569
Investment, Identifier [Axis]: T. Rowe Price 2025 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	156,281
Current Value	$ 5,193,220
Investment, Identifier [Axis]: T. Rowe Price 2030 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	570,989
Current Value	$ 20,961,016
Investment, Identifier [Axis]: T. Rowe Price 2035 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	446,795
Current Value	$ 17,987,972
Investment, Identifier [Axis]: T. Rowe Price 2040 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	437,811
Current Value	$ 18,917,815
Investment, Identifier [Axis]: T. Rowe Price 2045 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	477,711
Current Value	$ 21,501,784
Investment, Identifier [Axis]: T. Rowe Price 2050 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	640,003
Current Value	$ 28,998,551
Investment, Identifier [Axis]: T. Rowe Price 2055 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	475,987
Current Value	$ 21,571,730
Investment, Identifier [Axis]: T. Rowe Price 2060 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	561,868
Current Value	$ 16,316,638
Investment, Identifier [Axis]: T. Rowe Price 2065 Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	155,005
Current Value	$ 2,796,294
Investment, Identifier [Axis]: The Buckle, Inc. - The Buckle Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	385,233
Current Value	$ 20,579,144